Provisions	12 Months Ended
Dec. 31, 2020
Provisions
Provisions

13. Provisions

		Asset
		Retirement
In EUR	Warranties	Obligation	Litigation	Other	Total
Balance at January 1, 2019	1,422,331	132,333	427,175	315,445	2,297,284
Additions	74,648	—	—	1,481,970	1,556,618
Reversals	(996,144)	—	—	—	(996,144)
Usage	—	—	(427,175)	(315,445)	(742,620)
Unwinding of discount	—	1,964	—	—	1,964
Currency translation effect	15,746	179	—	(4,717)	11,208
Balance at December 31, 2019	516,581	134,476	—	1,477,253	2,128,310
Non‑current	—	134,476	—	—	134,476
Current	516,581	—	—	1,477,253	1,993,833
Total	516,581	134,476	—	1,477,253	2,128,310
Balance at January 1, 2020	516,581	134,476	—	1,477,253	2,128,310
Additions	124,881	—	—	—	124,881
Reversals	(65,264)	—	—	—	(65,264)
Usage	—	—	—	(1,478,922)	(1,478,922)
Unwinding of discount	—	1,993	—	—	1,993
Currency translation effect	(258)	(685)	—	1,669	726
Balance at December 31, 2020	575,940	135,784	—	—	711,724
Non‑current	—	135,784	—	—	135,784
Current	575,940	—	—	—	575,940
Total	575,940	135,784	—	—	711,724

During the year ended December 31, 2020, patent licencing fees which comprised other provisions as of December 31, 2019 were settled.

The provision for warranties relates mainly to products sold during the respective year. The provision has been estimated based on historical warranty data associated with similar products and services. The Group expects to settle these obligations over the next year. The reversal of TEUR 65 in 2020 (2019: TEUR 996) resulted from the legal obligation for a specific warranty provision lapsing in the year.

Furthermore, the Group has asset retirement obligations to return certain of the Group’s premises to their original condition. The asset retirement obligation is not expected to be fulfilled in less than five years.

In the ordinary course of business, the Group is party to lawsuits. In 2018, the Group recognized a provision for litigation related to a legal dispute with a former employee. As part of the sale agreement between the Group’s former and current shareholder, an escrow account was established for the benefit of the Company to the extent such matter is resolved. Accordingly, the Group had recorded for this case an amount as other non‑financial asset equal to this liability. The legal dispute concerning this matter was resolved during 2019 in the amount accrued at December 31, 2018 of TEUR 427.